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US Legal Services

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
neil.mcmurdie@us.ing.com

February 20, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity
Post-Effective Amendment No. 4 to Registration Statement on Form N-4
Prospectus Title: ING express Retirement Variable Annuity
File Nos. 333-167182 and 811-02512

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company (the "Company") and its Variable Annuity Account B (the
"Account") and under Rule 485(a) of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company
Act of 1940, as amended (the "1940 Act"), we are submitting for filing the above-referenced Post-Effective Amendment to a
Registration Statement on Form N-4 with respect to the single premium deferred individual variable annuity contracts (the
"Contracts") offered by the Company through the Account.

The variable annuity contract that was initially filed with and included in this Registration Statement, along with its related forms, was never offered for sale. The purpose of this filing is to revise the disclosures to be consistent with a new underlying variable annuity contract, along with its accompanying IRA and Roth IRA Endorsements. The new variable annuity contract and endorsements, forms of which are included in Part C as Exhibits, will be offered for the limited purpose of accepting rollover contributions from employer sponsored group variable annuity contracts that offer a Minimum
Guaranteed Withdrawal Benefit (“MGWB”) that is similar to that provided in the new contract. The new contract will be individually owned and provide portability of the MGWB available through the employer sponsored group variable annuity contract.

It is proposed that this Post-Effective Amendment become effective on May 1, 2013 pursuant to paragraph (a)(1) of Rule 485 of the 1933 Act. We have "marked" the differences between the prospectus in this Post-Effective Amendment against the prospectus in the registration statement filed under Rule 485(b) on April 13, 2012, and effective on April 30, 2012. It would be appreciated if you could comment as soon as possible so that we might incorporate any such comments in an April Post-
Effective Amendment to be filed pursuant to Rule 485(b) under the 1933 Act. At that time we will include financial statements, exhibits and other required and updated disclosures and designate May 1, 2013, as the new effective date.

If you have any questions, please call the undersigned at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie

Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095-4774